Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014
Azzad Ethical Fund
Account Value [Line Items]
Account Value	$ 21,825	$ 21,287	$ 20,657	$ 17,131	$ 16,309	$ 23,732	$ 22,177	$ 20,150	$ 16,243	$ 15,450	$ 14,551	$ 11,884	$ 13,080	$ 12,287	$ 11,144	$ 9,972	$ 9,674	$ 9,729	$ 10,706	$ 10,332	$ 10,000
Azzad Wise Capital Fund
Account Value [Line Items]
Account Value	11,979	11,743	11,493	11,249	11,159	11,642	11,559	11,415	11,073	11,026	10,812	10,478	10,433	10,469	10,340	10,195	10,218	10,056	10,102	10,068	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,481	27,722	25,570	22,010	21,496	27,242	24,956	21,679	17,309	17,932	16,247	13,687	14,909	14,446	12,990	11,926	10,960	10,576	10,730	10,526	10,000
Russell Mid Cap [Member]
Account Value [Line Items]
Account Value	27,193	25,659	23,634	20,385	19,195	27,816	27,253	24,674	18,955	18,197	16,937	13,433	14,865	14,102	12,540	11,257	10,713	10,487	10,947	10,508	10,000
ICE BofA ML US Corp Index
Account Value [Line Items]
Account Value	11,450	11,287	10,911	10,788	10,854	11,211	11,262	11,257	11,201	10,893	10,752	10,467	10,310	10,299	10,283	10,211	10,248	10,081	10,089	10,016	10,000
Bloomberg [Member]
Account Value [Line Items]
Account Value	$ 11,430	$ 11,512	$ 11,137	$ 10,909	$ 11,243	$ 12,541	$ 12,533	$ 12,737	$ 12,575	$ 11,848	$ 11,564	$ 10,898	$ 10,720	$ 10,897	$ 10,763	$ 10,524	$ 10,797	$ 10,252	$ 10,186	$ 10,196	$ 10,000